SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL

13. SHARE CAPITAL

The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, €0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

●	Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.
●	Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it must be converted into a Class A share.
●	Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to 1% of the nominal value of such Class C shares in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares. During the periods between conversion and cancellation, all Class C shares are held by the Nebius Group Conversion Foundation (Stichting Nebius Group Conversion). The Nebius Group Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. The Nebius Group Conversion Foundation is managed by a board of directors appointed by the Company.

On September 21, 2009, the Company issued a priority share. On March 7, 2024, the Meeting of Holders of Class A Ordinary Shares and the Extraordinary General Meeting of Shareholders of the Company approved the cancellation of the priority share.

The share capital as of each balance sheet date was as follows (EUR in millions):

	As of December 31, 2024			As of December 31, 2025
	Shares	EUR	USD	Shares	EUR	USD
Authorized:	574,887,316			571,397,348
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			35,698,674
Class C ordinary shares	37,748,658			35,698,674
Issued and fully paid:	362,040,944	€6.8	$9.2	324,187,735	€6.4	$8.4
Class A ordinary shares	326,342,270	3.2	4.3	288,489,061	2.9	3.6
Class B ordinary shares	35,698,674	3.6	4.9	33,551,883	3.3	4.6
Class C ordinary shares	—	—	—	2,146,791	0.2	0.2

Class C shares held in treasury were not disclosed due to the technical nature of this class of shares.

Amendment of the Articles of Association and Cancellation of Treasury Shares

On August 21, 2025, the Company’s Annual General Meeting of Shareholders approved the following changes to the Company’s share capital:

●	To reduce the number of authorized Class B and Class C shares, to reflect the number of Class B shares currently outstanding. After the reduction, the Company’s Class B and Class C shares authorized are 35,698,674 shares.
●	To cancel 40,000,000 Class A shares held in treasury. The Share Cancellation resulted in the reduction of the issued and paid-up share capital from EUR 6.8 to EUR 6.4, effective 29 October 2025.

Follow-On Public Offering of Class A Ordinary Shares

On September 15, 2025, the Group completed a follow-on public offering of 10,810,811 Class A ordinary shares (par value €0.01) at $92.50 per share, raising gross proceeds of $1.0 billion. The Group granted the underwriters a 30-day option (from September 10, 2025) to purchase up to 1,621,621 additional shares, which was fully exercised on September 18, 2025, increasing the total offering to $1.15 billion (12,432,432 Class A shares).

The Class A shares were delivered out of treasury shares of the Company. The aggregate net proceeds of $1,126.2 after underwriting discounts, commissions, and other offering expenses were accounted against treasury shares at cost and the difference between the selling price and the weighted-average price per Class A shares held in treasury was accounted in additional paid-in capital.

Conversion of Class B shares

For the year ended December 31, 2025, 2,146,791 Class B shares (par value €0.10) were converted 1:1 into 2,146,791 Class A shares (par value €0.01).

As of December 31, 2025, the Company has 253,016,971 ordinary shares outstanding, consisting of 219,465,088 Class A shares and 33,551,883 Class B shares. The Company also has an additional 69,023,973 Class A shares issued and held in treasury.